Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

	As of December 31,
	2022	2023
	(RMB in thousands)
Computers and equipment	204,314	270,236
Furniture and fixtures	19,311	17,967
Leasehold improvement	66,618	69,235
Software	93,309	102,129
Construction in progress	149,777	295,283
Total property, equipment and software	533,329	754,850
Accumulated depreciation and amortization	(248,736)	(308,210)
Total property, equipment and software, net	284,593	446,640